PATENTS AND TRADEMARK (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) Patents	Dec. 31, 2014 USD ($)
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Number of patents granted | Patents	10
Number of pending applications for patents | Patents	6
Amortization method	Straight-line basis
Patents [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated lives of intangible assets	17 years
Patents [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated lives of intangible assets	20 years
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated lives of intangible assets	20 years
Amortization method	Straight-line basis
Patents And Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Capitalized patent costs and trademarks | $	$ 100	$ 100
Amortization expense | $	$ 16,813	$ 13,109